Promissory Notes Payable- Current Amounts Due (Details) - USD ($) $ in Thousands	Jul. 12, 2012	Mar. 31, 2015
Debt Instrument [Line Items]
Promissory notes assumed as part of the purchase price	$ 500
Tegal Corporation [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Promissory notes assumed as part of the purchase price	$ 500
Tegal Corporation [Member] | Promissory Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
First installment, principal amount		$ (167)
Second installment, principal amount		(167)
Third installment, principal amount		(166)
Unpaid accrued interest		$ (41)